Investment in subsidiaries	12 Months Ended
Jun. 30, 2025
Investment in subsidiaries

14. Investment in subsidiaries

The principal operating undertakings in which the Group’s interest at June 30, 2025 is 20% or more are as follows:

Subsidiary Undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%
VivoPower US-NC-31, LLC	100%
VivoPower US-NC-47, LLC	100%	251 Little Falls Drive, Wilmington, DE,
VivoPower (USA) Development, LLC	100%	USA 19808
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	100%
Caret Decimal, LLC	100%
VIWR AU Pty Ltd (formerly VivoPower Pty Ltd)	100%
Aevitas O Holdings Pty Ltd	100%
Aevitas Group Limited	100%
Aevitas Holdings Pty Ltd	100%
Electrical Engineering Group Pty Limited	100%
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited)	100%	Level 11, 110 Mary Street, Brisbane City, QLD, 4000 Australia
KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Limited)	100%
Tembo Technologies Pty Ltd (formerly Tembo EV Australia Pty Ltd)	100%
Tembo EV Pty Ltd	100%
TemboDrive Pty Ltd	100%
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc.	64%	E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc.*	40%	Taguig, Metro Manila
Tembo e-LV B.V.	100%
Tembo 4x4 e-LV B.V.	100%	De Donge 5, 5684 PX Best, the Netherlands
FD 4x4 Centre B.V.	100%
Tembo Group B.V (Formerly Tembo EUV Solutions B.V)	100%
Tembo EUV Solutions FZCO	100%	DSO-IFZA, IFZA Properties, Dubai Silicon Oasis, Dubai, United Arab Emirates
Tembo EUV Investment Corporation Ltd	100%	WB Corporate Services (Cayman) Ltd., of P.O. Box 2775, 71 Fort Street, 3rd Floor, Grand Cayman, KY1-1111, Cayman Islands

*	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.